RELATED PARTY TRANSACTIONS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2019	Dec. 31, 2022
Related Party Transactions.
Amount due from related parties	$ 1,544
Wuhan Zall Internet Technology Co. Ltd.
Related Party Transactions.
Amount of related party transaction		$ 4,223
Percentage of equity interest transferred		30.00%
Amounts due to related party	$ 2,730		$ 0
Yew Tee Global Investment Pte. Ltd [Member]
Related Party Transactions.
Percentage of outstanding shares held	20.00%